ASSETS AS HELD FOR SALE	12 Months Ended
Dec. 31, 2021
ASSETS AS HELD FOR SALE

32.	ASSETS AS HELD FOR SALE

Assets and liabilities classified as held for sale, and the results of discontinued and continuing operations, were as follows:

Consolidated and Parent company – Statements of financial position	2021	2020
Assets held for sale – investment in an affiliate (Light)	—	1,258
Assets held for sale – investment in an jointly controlled (Renova)	—	—
	—	1,258

Sale of retained investment in Light on January 2021

On January 22, 2021, the public offering of Light’s common shares was completed. This offering comprises: (a) primary distribution of 68,621,264 new common shares in Light (“the Primary Offering”); and (b) a secondary distribution, of the Company shares, with restricted placement efforts. The Company sold its entire holding of shares in Light at R$20.00 per share for a total of R$1,372.

As a result, the Company recognized, in January of 2021, the gain before taxes of R$109, considering the carrying amount of the non-current asset held for sale at the transaction date. The fiscal cost of the investment was adjusted for the tax calculation, pursuant to tax law, considering the equity value of the investment, plus the goodwill and the excess of net fair value of the investee’s identifiable assets and liabilities over the cost paid in the step-acquisitions.

Cemig’s shares	68,621,263
Sale price of the shares – January 21, 2021	20
Total value	1,372
Estimated cost to sell (0.42%) (1)	(5)
Fair value, less cost to sell on 01/22/2021	1,367
Non-current asset held for sale carrying amount in 12/31/2020	(1,258)
Gains	109
IRPJ and CSLL	(37)
Gain after taxes	72

(1)	The estimated cost to sell includes financing, accounting and legal advices services.

Cemig GT’s interest in Renova disposal process

On November 11, 2021,  Cemig GT signed a Share Purchase Agreement with AP Energias Renováveis Fundo de Investimento em Participações Multiestratégia, an Angra Partners’ investment vehicle, administered and managed by Mantiq Investimentos Ltda, including the sale of the whole equity interest held in Renova S.A – In-Court Supervised Reorganization (“Renova”) and the assignment, for consideration, of all credits owed to Cemig GT by Renova Comercializadora de Energia S.A. – In-Court Supervised Reorganization, for total consideration of R$60. The contract establishes the Cemig GT right to an earn-out, depending on certain future events.

The agreement specifies other terms and conditions for the closing of the transaction, and is subject to compliance with certain precedent conditions that are usual in similar transactions, including prior approval by the grantor authorities, the creditors holding asset guarantees listed in Renova’s Court Supervised Reorganization Plan and the counterparties in certain commercial contracts. In the event of the Transaction being completed, there will be potential for Cemig GT to benefit from certain tax credits. The final date for implementation of Closure of the Transaction is 180 calendar days from the date of signature of the Angra Agreement.

The equity interest held in Renova, which carrying amount since December 31, 2018, classified as an asset held for sale according to IFRS 5 – Non-current Asset held for Sale and Discontinued Operation at the forth quarter of 2021, in view of the high probability of conclusion of its plan for sale, especially after approval by the competent governance body, which the signature of the instrument.

Closing of Renova’s sale transaction

On May 5, 2022, Cemig concluded the sale of its entire equity interest held in Renova Energia S.A. – In-court supervised reorganization – as well as the assignment, for consideration, of all credits owed to CEMIG by Renova Comercializadora de Energia S.A. – In court supervised reorganization – for a total consideration of R$60 million, with a right to receive an earn out subject to certain future events, as provided in Share Purchase Agreement (‘the Agreement’) entered into with AP Energias Renováveis Fundo de Investimento em Participações Multiestratégia on November 11, 2021.

The Company is determining the transaction accounting effects, which will be recognized in May, 2022.

Renova for in-court supervised reorganization

On December 31, 2021, Renova had net working capital of R$7, accumulated losses of R$3,959, negative shareholders’ equity (unsecured equity) of R$651 and net income, in the year, of R$35.

On October 16, 2019, was granted court supervised reorganization petition applied by Renova, and by the other companies of the group (‘the Renova Group’).

Considering the non-existence of any legal or constructive obligations to the investee, the Company has concluded that the granted of in-court supervised reorganization filed by Renova and approved by the court and the transactions occurred in the year ended on December 31, 2021 does not have any additional impact on its financial statements and does not affect the sale’s plan of its equity interest in the investee.

The principal events in Renova’s in Court supervised reorganization have been as follows:

▪	On October 25, 2019, Cemig GT made an Advance for Future Capital Increase to Renova, of R$5 and subsequently was agreeded between the Company and Renova a Debtor in Possession (DIP) loan agreements in the total amount of R$36.5. The funds of these loans, made under specific rules of court supervised reorganization proceedings, were necessary to support the expenses of maintaining the Renova’s activities, and were authorized by the second State of São Paulo Bankruptcy and Court Supervised Reorganization Court. They are guaranteed by a fiduciary assignment of shares in a company owning assets of a wind power project owned by Renova, in the approximate amount of R$60, and they also have priority of receipt in the court supervised reorganization process, in the sale of this asset given as guarantee. On June 30, 2020 an impairment in the amount of R$37.4, was recognized related to this loan. Under the share purchase agreement Cemig GT assumed an obligation not to exercise the amount under this loan, made after the proceedings of in court supervised reorganization had begun, until disposal of the Independent Productive Unit (UPI) SF 120, the company own in the Mina de Ouro project.

▪	On September 21, 2020, Renova approved the proposal made by the Company for suspension of the obligations in the PPA signed between them, as amended from time to time, for incentive-bearing wind power which were linked to phase A of the Alto Sertão III Wind Complex. The suspension will remain in effect until the beginning of the commercial operation of the facilities aimed at the Free Market, planned for December 2022.
▪	On December 18, 2020, the in court supervised reorganization Plans filed by Renova were approved by the General Meeting of Creditors (AGC) and ratified by the recovery court on the same day.
▪	On May 06, 2021 and August 23, 2021, the Renova Board of Directors approved partial ratification of its first and second capital increase, within the limit of the authorized capital, and in accordance with the terms of the court supervised reorganization plan. Cemig GT was not part of the group of creditors that requested conversion of their credits into equity and will not subscribe any part of the capital increase. On November 11, 2021 the third ‘window’ agreed for increase in Renova’s capital, specified in the in court supervised reorganization Plan, ended. This resulted in aggregate credits of not more than R$15. The equity interest held by Cemig GT in the common shares of Renova reduced from 36.23% to 13.80%.
▪	On November 24, 2021 the competitive proceeding for disposal of the UPI Enerbrás was ratified, with Vinci Energia Fundo de Investimentos em Participações em Infraestrutura being declared the winner, through its subsidiary V2i Energia S.A, for the amount of R$265.8, with completion subject to precedent conditions that are usual in the market.

▪	On December 1, 2021, sale of Renova’s entire equity interest in the UPI Brasil PCH to the other shareholders of Brasil PCH S.A. (BSB Energética S.A and Eletroriver S.A, exercising their right of first refusal under the Shareholders’ Agreement) was concluded, in the terms specified in the Tender Offer and in the in court supervised reorganziation Plan of the Renova Group. The funds received in the transaction, in the amount of R$1,100, were used for early settlement of the Debtor in Possession (DIP) loan contracted by its subsidiary Chipley SP Participação S.A., with co-obligation by Renova and Renova Participações S.A., with Quadra Gestão de Recursos S.A.

▪	On January 27, 2022, Renova accepted the proposal presented by AES GF1 HOLDING S.A., under a share purchase agreement for sale of certain assets and rights of the Cordilheira dos Ventos complex, comprising the projects Facheiro II, Facheiro III and Labocó, in the State of Rio Grande do Norte, with potential for development of wind generation capacity of 305 MW. The agreement included the right to an earn-out if the generation capacity built in the areas comprising the project turns out to be higher than 305 MW. The transaction is subject to certain conditions precedent, including holding of a competitive proceeding for the disposal of the Cordilheira dos Ventos UPI, under the in court supervised reorganization Proceedings, with AES as First Proposer (i.e. of a ‘Stalking Horse’ offer), with the right to match any offer made by third parties interested in the acquisition. On March 15, 2022, this process was ratified by the Judge of the second Bankruptcies and Supervised Reorganization Court of the Central legal district of São Paulo, with AES GF1 Holding S.A. being declared the winner, for the amount of R$42.